Fair Value Measurements - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Transfers between fair value measurements levels	$ 0	$ 0